Consolidated Statements of Financial Position	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Non-current assets
Property and equipment, net	$ 3,322,000	$ 3,514,000
Government grants receivables, non-current	0	44,000
Leasehold deposits, non-current	185,000	162,000
Total non-current assets	3,507,000	3,720,000
Current assets
Prepayments and other receivables	801,000	1,273,000
Tax receivables, current	866,000	1,540,000
Cash and cash equivalents	23,234,000	5,952,000
Total current assets	24,901,000	8,765,000
TOTAL ASSETS	28,408,000	12,485,000
EQUITY (DEFICIT) AND LIABILITIES
Total share capital	15,791,000	10,516,000
Other reserves	127,492,000	106,369,000
Accumulated deficit	(126,244,000)	(118,537,000)
Total equity (deficit)	17,039,000	(1,652,000)
Non-current liabilities
Lease liabilities, non-current	1,607,000	1,620,000
Total Borrowings, net of current portion	5,347,000	8,008,000
Provisions	158,000	141,000
Total non-current liabilities	7,112,000	9,769,000
Current liabilities
Lease liabilities, current	360,000	314,000
Derivative liability	287,000	0
Borrowings, current	190,000	159,000
Trade payables	2,186,000	2,968,000
Other payables	1,234,000	927,000
Total current liabilities	4,257,000	4,368,000
Total liabilities	11,369,000	14,137,000
TOTAL EQUITY (DEFICIT) AND LIABILITIES	$ 28,408,000	$ 12,485,000